Consolidated Statements of Comprehensive Income - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Statement of comprehensive income [abstract]
Sales	$ 170,108	$ 0
Cost of sales:
Production costs	64,420	0
Cost of acquired diamonds	8,940	0
Depreciation and depletion	44,615	0
Earnings from mine operations	52,133	0
Exploration and evaluation expenses	472	0
Selling, general and administrative expenses	15,593	6,277
Operating income (loss)	36,068	(6,277)
Net finance income (expenses)	(52,219)	122
Derivative gains	3,178	6,028
Foreign exchange gains	30,035	4,835
Other income	90	90
Net income and comprehensive income for the year	$ 17,152	$ 4,798
Basic and diluted earnings per share	$ 0.11	$ 0.03
Basic weighted average number of shares outstanding	160,189,858	159,743,601
Diluted weighted average number of shares outstanding	161,024,354	160,374,298